Long - Term Debt - Credit Facilities 3 (Details) $ in Thousands			11 Months Ended	12 Months Ended
	Sep. 27, 2019 USD ($)	Sep. 24, 2019 USD ($)	Nov. 15, 2018 USD ($) Vessel	Dec. 31, 2019 USD ($) Vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel			19	43
Outstanding amount				$ 912,849	$ 889,176
Repayments of debt				$ 262,810	$ 0	$ 0
$17.1 Million Amsterdam Trade Bank ("ATB") Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel				3
Line of credit facility issuance date				Oct. 09, 2018
Line of credit facility maximum borrowing capacity				$ 17,100
Number of loan tranches				3
Line of Credit Facility, Expiration Date				Dec. 31, 2020
Line of Credit Facility, Interest Rate Description				LIBOR plus a margin
Loan margin percentage				3.90%
Outstanding amount	$ 12,600		$ 17,100
Repayments of debt	$ 12,600
$17.1 Million Amsterdam Trade Bank ("ATB") Credit Facility [Member] | Each Tranche [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity				$ 5,700
Line of Credit Facility, Number of Repayment Instalments				4
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 110
Line of Credit Facility, Date of First Required Payment				Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 5,260
$80.0 Million Credit Agricole Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel				3
Line of credit facility issuance date				Oct. 03, 2018
Line of credit facility maximum borrowing capacity				$ 80,000
Line of Credit Facility, Expiration Date				Apr. 05, 2021
Line of Credit Facility, Number of Repayment Instalments				10
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 1,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 65,000
Line of Credit Facility, Interest Rate Description				LIBOR plus a margin
Outstanding amount		$ 75,500	$ 80,000
Repayments of debt		$ 75,500
$80.0 Million Credit Agricole Credit Facility [Member] | For the first 6 months [Member]
Line of Credit Facility [Line Items]
Loan margin percentage				3.00%
$80.0 Million Credit Agricole Credit Facility [Member] | For the following 12 months [Member]
Line of Credit Facility [Line Items]
Loan margin percentage				3.25%
$80.0 Million Credit Agricole Credit Facility [Member] | Thereafter [Member]
Line of Credit Facility [Line Items]
Loan margin percentage				3.50%
$80.0 Million Credit Agricole Credit Facility [Member] | Prior to Amendment [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date				Jun. 30, 2020
Line of Credit Facility, Number of Repayment Instalments				6